CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME FOR THE YEAR	$ 870,291	$ 603,634	$ 572,081	$ 575,051
Other comprehensive income that will be reclassified subsequently to profit or loss
Net change in unrealized gains (losses) on financial instruments at fair value through OCI	(20,009)	(13,878)	4,775	(52,345)
Gains and losses on derivatives held as cash flow hedges	(44,612)	(30,943)	14,979	(50,481)
Cumulative translation adjustment				(59)
Subtotal Other comprehensive income before income taxes	(64,621)	(44,821)	19,754	(102,885)
Income tax	17,463	12,112	(5,120)	24,690
Total other comprehensive income items that will be reclassified subsequently to profit or loss	(47,158)	(32,709)	14,634	(78,195)
Other comprehensive income that will not be reclassified subsequently to profit or loss
Actuarial gains (losses)	(183)	(127)	164	169
Subtotal other comprehensive income before income taxes	(183)	(127)	164	169
Income taxes	50	35	(45)	(45)
Total other comprehensive income items that will not be reclassified subsequently to profit or loss	(133)	(92)	119	124
Subtotal other comprehensive income	(47,291)	(32,801)	14,753	(78,071)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME	823,000	570,833	586,834	496,980
Attributable to:
Equity holders of the parent	822,999	570,832	586,833	$ 496,980
Non-controlling interest	$ 1	$ 1	$ 1